CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital	Capital surplus	Other capital reserves LLC Sky Mobile and LLP KaR-Tel	Other capital reserves	Accumulated deficit	Foreign currency translation	Total LLC Sky Mobile and LLP KaR-Tel	Total	Non-controlling interests LLC Sky Mobile and LLP KaR-Tel	Non-controlling interests	LLC Sky Mobile and LLP KaR-Tel	Total
Equity at beginning of period at Dec. 31, 2014	$ 2	$ 12,746		$ 84	$ (1,990)	$ (5,836)		$ 5,006		$ (1,030)		$ 3,976
Number of shares outstanding at beginning of period at Dec. 31, 2014	1,748,598,146
(Loss) / profit for the period					(655)			(655)		102		(553)
Other comprehensive income (loss)				43		(1,115)		(1,072)		(720)		(1,792)
Total comprehensive (loss) / income for the period, net of tax				43	(655)	(1,115)		(1,727)		(618)		(2,345)
Dividends declared					(61)			(61)		(188)		(249)
Sale of 51% shareholding in Omnium Telecom Algerie, net of tax of US$350				644				644		1,607		2,251
Share-based payment transactions and exercise of stock options		7		(6)				1				1
Share-based payment transactions and exercise of stock options (in shares)	406,502
Changes in a parent's ownership interest in a subsidiary that do not result in a loss of control			$ (98)				$ (98)		$ 358		$ 260
Equity at end of period at Dec. 31, 2015	$ 2	12,753		667	(2,706)	(6,951)		3,765		129		3,894
Number of shares outstanding at end of period at Dec. 31, 2015	1,749,004,648
(Loss) / profit for the period					2,328			2,328		92		2,420
Other comprehensive income (loss)				63		(158)		(95)		(13)		(108)
Total comprehensive (loss) / income for the period, net of tax				63	2,328	(158)		2,233		79		2,312
Dividends declared					(61)			(61)		(106)		(167)
Changes in a parent's ownership interest in a subsidiary that do not result in a loss of control				23				23		(19)		4
Equity at end of period at Dec. 31, 2016	$ 2	12,753		753	(439)	(7,109)		5,960		83		6,043
Number of shares outstanding at end of period at Dec. 31, 2016	1,749,004,648
(Loss) / profit for the period					(483)			(483)		(13)		(496)
Other comprehensive income (loss)				(18)		(559)		(577)		(80)		(657)
Total comprehensive (loss) / income for the period, net of tax				(18)	(483)	(559)		(1,060)		(93)		(1,153)
Dividends declared					(536)			(536)		(168)		(704)
Share-based payment transactions (in shares)	122,756
Changes in a parent's ownership interest in a subsidiary that do not result in a loss of control				(12)				(12)		(247)		(259)
Reallocation to legal reserve in Algeria				6	(6)
Equity at end of period at Dec. 31, 2017	$ 2	$ 12,753		$ 729	$ (1,464)	$ (7,668)		$ 4,352		$ (425)		$ 3,927
Number of shares outstanding at end of period at Dec. 31, 2017	1,749,127,404